Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
18.	SHARE-BASED COMPENSATION
Employee options
In November 2018, the Company adopted the 2018 Incentive Compensation Plan (“2018 Plan”). As of December 31, 2023 and 2024, the Company granted in total of 2,300,588,991 share options under the 2018 Plan. The options granted will expire in ten years from the date of grant.
In April 2021, the board approved the 2021 Incentive Compensation Plan (“2021 Plan”). As of December 31, 2023 and 2024, 986,820,279 and 1,080,603,539 share options were granted under 2021 Plan, respectively. The options granted will expire in ten years from the date of grant.
During the year ended December 31, 2023, 173,306,584 options were granted to employees under the 2021 Plan, and all options were subject to a four-year or one-year
service condition.
During the year ended December 31, 2024, 93,783,260 options were granted to employees under the 2021 plan, of which 22,000,000 options were vested immediately upon grant while 71,783,260 options were subject to a one-year
to four-year service condition.

The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price per share	Weighted average remaining contract life	Weighted average grant date fair value per share	Aggregate intrinsic value
		US$		US$	US$
Outstanding at December 31, 2023	398,426,278	0.000010	8.25	0.4233	139,644
Granted	93,783,260	0.000010		0.3680
Exercised	(156,832,119)	0.000010		0.4243
Forfeited	(69,183,175)	0.000010		0.3662

Outstanding at December 31, 2024	266,194,244	0.000010	7.79	0.4180	144,008

Vested and expected to vest at December 31, 2024	266,194,244	0.000010	7.79	0.4180	144,008

Exercisable at December 31, 2024	56,689,099	0.000010	5.71	0.3769	30,668

In determining the fair value of the stock options, the Company applied the binomial option pricing model before the completion of its USIPO in June 2021 and the Black-Scholes model for the options granted thereafter. The change of valuation model does not result in any difference in valuation results as the exercise price of the options granted is significantly below the spot price (deemed as “deep in the money”) and the fair value of the options approximates the closing price of the ordinary shares on the grant date. The key assumptions used to determine the fair value of the options for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Years ended December 31,
	2022	2023	2024
Expected volatility	35.2%~ 44.2%	36.7%~38.7%	37.0%~39.0%
Risk-free interest rate (per annum)	1.44%~3.97%	3.40%~4.89%	3.88%~4.71%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.302~0.461	$0.290~0.400	$0.314~0.442
Fair value of share option	$0.302~0.461	$0.290~0.400	$0.314~0.442
The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds as at each valuation date with a maturity period close to the contract term of options. The exercise multiple was estimated based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero since the Group can not estimate the exact amount of dividend distribution in the future which is subject to Board’s approval. Prior to the completion of USIPO, the Group determined the fair value of ordinary shares underlying each share option granted based on estimated equity value and allocation of it to each element of its capital structure. After the completion of USIPO in June 2021, the Group uses the stock market closing price as the fair value of the ordinary shares. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.
For the years ended December 31, 2022, 2023 and 2024, share-based compensation expenses of RMB896,982, RMB419,551 and RMB471,960 were recognized in connection with options granted, respectively.
The unrecognized compensation costs related to unvested options is RMB383 million as of December 31, 2024. It is expected to be recognized over a weighted-average period of 2.3 years.

The Group acquired Beijing Bang Li De Network Technology Co., Ltd. (“TYT”), a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling
interest holders, who are also management of TYT, are restricted and subject to a four-year vesting period since July 1, 2022.

	Number of restricted shares	Weighted average grant date fair value per share
		RMB
Unvested at December 31, 2023	726,149	99.91
Vested	(270,598)	99.91

Unvested at December 31, 2024	455,551	99.91

The Group recorded 22,273, RMB21,282, RMB23,219 share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024, respectively.
The Group reclassified Nil, RMB8,050 and RMB6,127 from APIC to non-controlling interest based on the proportionate interest in TYT’s equity on the vesting date for the years ended December 31, 2022, 2023 and 2024, respectively.
In 2023, Smart Cold Chain, the subsidiary of the Group adopted share incentive plan to grant options based on the fair value on the grant date to certain employees of Smart Cold Chain. The awards are vested immediately, or subject to a one-year,
three-year or four-year service condition. During the year ended December 31, 2023, the subsidiary granted 471,550 options, of which 44,504 options were vested immediately upon grant while 427,046 were subject to a one-year
to four-year service condition. During the year ended December 31, 2024, the subsidiary granted 294,292 options, of which all options were subject to a one-year
to four-year
 service condition. Nil and 27,647 shares were forfeited during the years ended December 31, 2023 and 2024. The subsidiary recorded RMB
994 and RMB1,460 share-based compensation expenses for year ended December 31, 2023 and 2024.
Share-based compensation for all share options and restricted shares
The Group recorded share based compensation expense of RMB919,255, RMB441,827 and RMB496,639 for the years ended December 31, 2022, 2023 and 2024, respectively, which were classified in the accompanying consolidated statements of operations and comprehensive income as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	809,194	297,469	348,400
Selling and marketing expense	39,771	55,503	50,109
Research and development expense	63,884	80,279	87,012
Cost of revenues	6,406	8,576	11,118

Total	919,255	441,827	496,639